Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income Loss
Net earnings	$ 5,793	$ 5,159	$ 1,841
Other comprehensive income (loss):
Unrealized holding gains on securities available for sale	5,371	9,316	46
Reclassification adjustment for other than temporary impairment losses included in net earnings	0	144	291
Reclassification adjustment for gains on securities available for sale included in net earnings	(1,218)	(4,406)	(3,348)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	0	(648)	(1,114)
Total other comprehensive income (loss), before income taxes	4,153	4,406	(4,125)
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gains on securities available for sale	2,091	3,629	18
Reclassification adjustment for gains on securities available for sale included in net earnings	(474)	(1,660)	(1,191)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	0	(252)	(434)
Total income tax expense (benefit) related to other comprehensive income (loss)	1,617	1,717	(1,607)
Total other comprehensive income (loss), net of tax	2,536	2,689	(2,518)
Total comprehensive income (loss)	$ 8,329	$ 7,848	$ (677)